Schedule of Investments (unaudited)	iShares® International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	2,550	$1,871,262
0.25%, 11/21/25(a)	AUD	1,800	1,308,738
1.00%, 12/21/30(a)	AUD	4,983	3,613,626
1.00%, 11/21/31(a)	AUD	4,085	2,939,201
1.25%, 05/21/32	AUD	1,900	1,396,281
1.50%, 06/21/31(a)	AUD	3,106	2,350,089
1.75%, 11/21/32(a)	AUD	1,645	1,268,014
1.75%, 06/21/51(a)	AUD	1,976	1,351,439
2.25%, 11/21/22	AUD	2,194	1,656,904
2.25%, 05/21/28(a)	AUD	1,054	845,883
2.50%, 05/21/30(a)	AUD	4,289	3,526,850
2.75%, 04/21/24(a)	AUD	1,050	827,124
2.75%, 11/21/27(a)	AUD	2,704	2,226,677
2.75%, 11/21/28(a)	AUD	2,920	2,423,983
2.75%, 11/21/29(a)	AUD	3,422	2,858,665
2.75%, 06/21/35(a)	AUD	1,152	982,426
2.75%, 05/21/41(a)	AUD	1,444	1,211,945
3.00%, 03/21/47(a)	AUD	1,822	1,596,588
3.25%, 04/21/25(a)	AUD	5,774	4,690,891
3.25%, 04/21/29(a)	AUD	3,057	2,628,568
3.25%, 06/21/39(a)	AUD	2,219	1,999,610
3.75%, 04/21/37(a)	AUD	1,171	1,115,757
4.25%, 04/21/26(a)	AUD	4,214	3,628,303
4.50%, 04/21/33(a)	AUD	3,263	3,239,830
4.75%, 04/21/27(a)	AUD	3,096	2,791,152
5.50%, 04/21/23(a)	AUD	3,692	2,962,999
Australian Government Bond, 0.50%, 09/21/26(a)	AUD	900	656,958
			57,969,763
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 09/20/22(b)(c)	EUR	1,277	1,526,808
0.00%, 04/20/23(b)(c)	EUR	1,120	1,344,808
0.00%, 07/15/23(b)(c)	EUR	1,730	2,081,148
0.00%, 07/15/24(b)(c)	EUR	1,208	1,463,182
0.00%, 04/20/25(b)(c)	EUR	1,236	1,503,886
0.00%, 02/20/30(b)(c)	EUR	2,594	3,158,675
0.00%, 02/20/31(b)(c)	EUR	1,080	1,307,413
0.00%, 10/20/40(b)(c)	EUR	551	622,969
0.50%, 04/20/27(b)	EUR	2,440	3,077,667
0.50%, 02/20/29(b)	EUR	2,041	2,585,288
0.75%, 10/20/26(b)	EUR	2,444	3,111,241
0.75%, 02/20/28(b)	EUR	1,682	2,161,478
0.75%, 03/20/51(b)	EUR	994	1,295,866
0.85%, 12/31/99(b)	EUR	627	790,562
1.20%, 10/20/25(b)	EUR	2,101	2,696,181
1.50%, 02/20/47(b)	EUR	1,422	2,175,273
1.50%, 11/02/86(b)	EUR	473	810,279
1.65%, 10/21/24(b)	EUR	1,915	2,447,949
1.75%, 10/20/23(b)	EUR	2,074	2,597,319
2.10%, 12/31/99(b)	EUR	1,100	2,434,243
2.40%, 05/23/34(b)	EUR	1,414	2,202,537
3.15%, 06/20/44(b)	EUR	1,262	2,473,870
3.40%, 11/22/22(b)	EUR	1,891	2,363,657
3.80%, 01/26/62(b)	EUR	711	1,862,448
4.15%, 03/15/37(b)	EUR	2,591	5,035,126
4.85%, 03/15/26(b)	EUR	1,490	2,226,358

Security		Par (000)	Value

Austria (continued)
6.25%, 07/15/27	EUR	1,756	$2,945,501
			58,301,732
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)(c)	EUR	865	1,060,275
0.00%, 10/22/31(a)(b)(c)	EUR	730	876,267
0.00%, 10/22/31(b)(c)	EUR	521	625,391
0.10%, 06/22/30(b)	EUR	2,358	2,889,483
0.20%, 10/22/23(b)	EUR	1,201	1,454,604
0.40%, 06/22/40(b)	EUR	728	864,280
0.50%, 10/22/24(b)	EUR	1,385	1,708,509
0.65%, 06/22/71(b)	EUR	529	569,166
0.80%, 06/22/25(b)	EUR	2,167	2,722,011
0.80%, 06/22/27(b)	EUR	1,702	2,183,545
0.80%, 06/22/28(b)	EUR	1,584	2,045,820
0.90%, 06/22/29(b)	EUR	1,804	2,355,277
1.00%, 06/22/26(b)	EUR	2,010	2,577,495
1.00%, 06/22/31(b)	EUR	1,774	2,352,306
1.45%, 06/22/37(b)	EUR	747	1,054,759
1.60%, 06/22/47(b)	EUR	1,238	1,820,742
1.70%, 06/22/50(b)	EUR	905	1,365,928
1.90%, 06/22/38(b)	EUR	960	1,443,542
2.15%, 06/22/66(b)	EUR	794	1,409,171
2.25%, 06/22/23(a)	EUR	1,230	1,541,817
2.25%, 06/22/57(b)	EUR	804	1,406,106
2.60%, 06/22/24(b)	EUR	1,630	2,122,111
3.00%, 06/22/34(b)	EUR	905	1,482,688
3.75%, 06/22/45(a)	EUR	1,086	2,224,708
4.00%, 03/28/32(a)	EUR	839	1,438,952
4.25%, 09/28/22(b)	EUR	1,804	2,263,209
4.25%, 03/28/41(b)	EUR	1,995	4,097,095
4.50%, 03/28/26(b)	EUR	1,190	1,759,041
5.00%, 03/28/35(b)	EUR	2,138	4,245,645
5.50%, 03/28/28	EUR	2,054	3,438,879
Series 86, 1.25%, 04/22/33(b)	EUR	945	1,293,304
			58,692,126
Canada — 4.6%
Canadian Government Bond
0.25%, 08/01/22	CAD	33	26,452
0.25%, 11/01/22	CAD	3,500	2,804,320
0.25%, 02/01/23	CAD	2,000	1,601,315
0.25%, 08/01/23	CAD	2,416	1,928,520
0.25%, 03/01/26	CAD	4,855	3,792,550
0.50%, 09/01/25	CAD	6,795	5,392,973
0.50%, 12/01/30	CAD	3,718	2,795,831
1.00%, 09/01/22	CAD	3,830	3,095,221
1.00%, 09/01/26	CAD	623	501,671
1.00%, 06/01/27	CAD	47	37,868
1.25%, 03/01/25	CAD	500	408,765
1.25%, 06/01/30	CAD	5,840	4,724,755
1.50%, 06/01/23	CAD	2,533	2,071,371
1.50%, 09/01/24	CAD	1,400	1,152,969
1.50%, 06/01/26	CAD	110	91,001
1.75%, 03/01/23	CAD	4,822	3,951,404
2.00%, 09/01/23	CAD	3,310	2,738,444
2.00%, 12/01/51	CAD	5,411	4,581,915
2.25%, 03/01/24	CAD	1,600	1,339,737
2.25%, 06/01/25	CAD	2,200	1,867,020
2.25%, 06/01/29	CAD	1,950	1,705,531

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.50%, 06/01/24	CAD	1,223	$1,033,747
2.75%, 12/01/48	CAD	1,826	1,787,888
2.75%, 12/01/64	CAD	650	665,229
3.50%, 12/01/45	CAD	1,160	1,264,024
4.00%, 06/01/41	CAD	1,161	1,307,539
5.00%, 06/01/37	CAD	551	660,030
5.75%, 06/01/29	CAD	1,230	1,333,469
5.75%, 06/01/33	CAD	1,862	2,203,700
Canadian Governmnt Bond, 1.50%, 06/01/31	CAD	851	694,456
Canadian When Issued Government Bond, 1.50%, 06/01/31	CAD	1,034	843,792
			58,403,507
Denmark — 4.5%
Denmark Government Bond
0.00%, 11/15/31(b)(c)	DKK	13,528	2,188,943
0.25%, 11/15/22(b)	DKK	35,462	5,716,106
0.25%, 11/15/52(b)	DKK	19,707	3,121,883
0.50%, 11/15/27	DKK	39,410	6,659,668
0.50%, 11/15/29(b)	DKK	58,036	9,888,053
1.50%, 11/15/23	DKK	35,561	5,956,493
1.75%, 11/15/25	DKK	35,295	6,196,746
4.50%, 11/15/39	DKK	63,253	18,287,841
			58,015,733
Finland — 4.6%
Finland Government Bond
0.00%, 09/15/23(b)(c)	EUR	2,555	3,079,937
0.00%, 09/15/24(b)(c)	EUR	1,797	2,181,870
0.00%, 09/15/30(b)(c)	EUR	2,863	3,488,712
0.13%, 09/15/31(b)	EUR	1,350	1,654,460
0.13%, 04/15/36(b)	EUR	1,605	1,926,168
0.13%, 04/15/52(b)	EUR	1,482	1,661,383
0.25%, 09/15/40(b)	EUR	1,895	2,289,148
0.50%, 04/15/26(b)	EUR	2,952	3,701,412
0.50%, 09/15/27(b)	EUR	3,176	4,020,895
0.50%, 09/15/28(b)	EUR	2,119	2,692,836
0.50%, 09/15/29(b)	EUR	2,710	3,452,498
0.75%, 04/15/31(b)	EUR	1,843	2,407,354
0.88%, 09/15/25(b)	EUR	2,133	2,697,369
1.13%, 04/15/34(b)	EUR	2,277	3,114,060
1.38%, 04/15/47(b)	EUR	1,594	2,440,277
1.50%, 04/15/23(b)	EUR	2,388	2,941,995
1.63%, 09/15/22(b)	EUR	2,090	2,543,598
2.00%, 04/15/24(b)	EUR	1,863	2,377,831
2.63%, 07/04/42(b)	EUR	1,877	3,377,938
2.75%, 07/04/28(b)	EUR	2,075	3,034,768
4.00%, 07/04/25(b)	EUR	2,878	4,060,199
			59,144,708
France — 8.0%
French Republic Government Bond OAT
0.00%, 02/25/23(a)(c)	EUR	520	623,758
0.00%, 03/25/23(a)(c)	EUR	2,035	2,442,262
0.00%, 02/25/24(a)(c)	EUR	310	374,320
0.00%, 03/25/24(a)(c)	EUR	1,875	2,266,478
0.00%, 03/25/25(a)(c)	EUR	2,429	2,953,147
0.00%, 02/25/26(a)(c)	EUR	1,709	2,085,281
0.00%, 11/25/29(a)(c)	EUR	2,307	2,803,452
0.00%, 11/25/30(a)(c)	EUR	2,329	2,813,334
0.00%, 11/25/31(a)(c)	EUR	400	479,529
0.25%, 11/25/26(a)	EUR	1,974	2,446,797

Security		Par (000)	Value

France (continued)
0.50%, 05/25/25(a)	EUR	2,263	$2,805,284
0.50%, 05/25/26(a)	EUR	1,696	2,122,130
0.50%, 05/25/29(a)	EUR	2,552	3,228,322
0.50%, 05/25/40(b)	EUR	800	967,410
0.50%, 05/25/72(b)	EUR	326	328,826
0.75%, 05/25/28(a)	EUR	2,081	2,672,737
0.75%, 11/25/28(a)	EUR	1,775	2,284,147
0.75%, 05/25/52(b)	EUR	1,449	1,748,440
1.00%, 11/25/25(a)	EUR	1,800	2,289,628
1.00%, 05/25/27(a)	EUR	1,700	2,199,129
1.25%, 05/25/34(a)	EUR	1,893	2,581,508
1.25%, 05/25/36(b)	EUR	1,733	2,374,415
1.50%, 05/25/31(a)	EUR	2,747	3,797,278
1.50%, 05/25/50(b)	EUR	1,638	2,384,738
1.75%, 05/25/23(a)	EUR	1,844	2,285,879
1.75%, 11/25/24(a)	EUR	1,860	2,388,434
1.75%, 06/25/39(b)	EUR	1,320	1,967,490
1.75%, 05/25/66(b)	EUR	707	1,136,241
2.00%, 05/25/48(b)	EUR	1,471	2,359,378
2.25%, 10/25/22(a)	EUR	2,013	2,474,998
2.25%, 05/25/24(a)	EUR	1,776	2,284,802
2.50%, 05/25/30(a)	EUR	2,104	3,114,096
2.75%, 10/25/27(a)	EUR	2,904	4,158,942
3.25%, 05/25/45(a)	EUR	1,286	2,474,541
3.50%, 04/25/26(a)	EUR	1,774	2,522,731
4.00%, 10/25/38(a)	EUR	1,427	2,767,447
4.00%, 04/25/55(b)	EUR	863	2,039,650
4.00%, 04/25/60(a)	EUR	757	1,880,262
4.25%, 10/25/23(a)	EUR	2,104	2,775,157
4.50%, 04/25/41(a)	EUR	1,824	3,871,542
4.75%, 04/25/35(a)	EUR	1,357	2,640,779
5.50%, 04/25/29(a)	EUR	1,620	2,811,482
5.75%, 10/25/32(a)	EUR	1,538	3,032,308
6.00%, 10/25/25(a)	EUR	1,523	2,324,446
8.50%, 04/25/23(a)	EUR	485	666,913
			103,049,868
Germany — 5.9%
Bundesobligation
0.00%, 10/07/22(a)(c)	EUR	705	843,916
0.00%, 04/14/23(a)(c)	EUR	1,668	2,005,079
0.00%, 10/13/23(a)(c)	EUR	660	796,931
0.00%, 04/05/24(a)(c)	EUR	1,310	1,588,377
0.00%, 10/18/24(a)(c)	EUR	800	974,243
0.00%, 04/11/25(a)(c)	EUR	1,310	1,601,352
0.00%, 10/10/25(a)(c)	EUR	760	932,464
0.00%, 04/10/26(a)(c)	EUR	710	873,535
Series G, 0.00%, 10/10/25(a)(c)	EUR	364	447,206
Bundesrepub Deutschland Bond, 0.00% 08/15/31(a)(c)	EUR	513	637,221
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	1,364	1,681,973
0.00%, 11/15/27(a)(c)	EUR	1,180	1,462,862
0.00%, 08/15/29(a)(c)	EUR	1,307	1,627,717
0.00%, 02/15/30(a)(c)	EUR	1,135	1,414,265
0.00%, 08/15/30(a)(c)	EUR	1,190	1,482,459
0.00%, 02/15/31(a)(c)	EUR	1,160	1,443,586
0.00%, 05/15/35(a)(c)	EUR	1,435	1,763,873
0.00%, 08/15/50(a)(c)	EUR	1,061	1,250,417
0.25%, 02/15/27(a)	EUR	1,520	1,904,632
0.25%, 08/15/28(a)	EUR	1,620	2,049,173
0.25%, 02/15/29(a)	EUR	1,156	1,465,883

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.50%, 02/15/25(a)	EUR	1,064	$1,322,413
0.50%, 02/15/26(a)	EUR	1,486	1,868,868
0.50%, 08/15/27(a)	EUR	1,395	1,780,071
0.50%, 02/15/28(a)	EUR	1,145	1,466,902
1.00%, 08/15/24(a)	EUR	1,283	1,607,538
1.00%, 08/15/25(a)	EUR	1,010	1,287,383
1.25%, 08/15/48(a)	EUR	1,366	2,175,863
1.50%, 09/04/22(a)	EUR	1,465	1,780,815
1.50%, 02/15/23(a)	EUR	810	994,761
1.50%, 05/15/23(a)	EUR	801	989,115
1.50%, 05/15/24(a)	EUR	765	966,957
1.75%, 02/15/24(a)	EUR	1,149	1,453,190
2.00%, 08/15/23(a)	EUR	1,262	1,583,576
2.50%, 07/04/44(a)	EUR	1,315	2,513,133
2.50%, 08/15/46(a)	EUR	1,386	2,713,294
3.25%, 07/04/42(a)	EUR	910	1,866,878
4.00%, 01/04/37(a)	EUR	1,375	2,738,078
4.25%, 07/04/39(a)	EUR	824	1,783,686
4.75%, 07/04/28(a)	EUR	584	961,214
4.75%, 07/04/34(a)	EUR	1,424	2,850,222
4.75%, 07/04/40(a)	EUR	988	2,300,277
5.50%, 01/04/31(a)	EUR	887	1,674,923
5.63%, 01/04/28(a)	EUR	766	1,290,571
6.25%, 01/04/24(a)	EUR	785	1,092,193
6.25%, 01/04/30(a)	EUR	545	1,034,125
6.50%, 07/04/27(a)	EUR	620	1,059,981
Series G, 0.00%, 08/15/30(a)(c)	EUR	300	375,925
Series G, 0.00%, 08/15/50(a)(c)	EUR	517	615,910
Bundesschatzanweisungen
0.00%, 09/16/22(a)(c)	EUR	1,450	1,734,665
0.00%, 12/15/22(a)(c)	EUR	600	719,173
0.00%, 03/10/23(a)(c)	EUR	170	204,129
			75,052,993
Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	1,268	1,515,491
0.00%, 10/18/31(a)(c)	EUR	1,874	2,236,147
0.20%, 05/15/27(a)	EUR	2,400	2,962,587
0.20%, 10/18/30(a)	EUR	1,613	1,976,755
0.40%, 05/15/35(a)	EUR	1,964	2,403,183
0.55%, 04/22/41(a)	EUR	1,077	1,304,292
0.90%, 05/15/28(a)	EUR	2,583	3,337,399
1.00%, 05/15/26(a)	EUR	3,390	4,329,392
1.10%, 05/15/29(a)	EUR	3,015	3,968,531
1.30%, 05/15/33(a)	EUR	1,286	1,756,022
1.35%, 03/18/31(a)	EUR	3,315	4,511,269
1.50%, 05/15/50(a)	EUR	2,195	3,186,812
1.70%, 05/15/37(a)	EUR	1,901	2,758,164
2.00%, 02/18/45(a)	EUR	2,947	4,675,037
2.40%, 05/15/30(a)	EUR	3,902	5,710,020
3.40%, 03/18/24(a)	EUR	2,410	3,164,759
3.90%, 03/20/23(a)	EUR	2,771	3,532,008
5.40%, 03/13/25	EUR	3,861	5,590,441
			58,918,309
Israel — 4.6%
Israel Government Bond - Fixed
0.15%, 07/31/23	ILS	8,500	2,632,162
0.50%, 04/30/25	ILS	12,000	3,748,403
0.75%, 07/31/22	ILS	7,500	2,337,075

Security		Par (000)	Value

Israel (continued)
1.00%, 03/31/30	ILS	12,400	$3,831,552
1.25%, 11/30/22	ILS	8,000	2,514,571
1.50%, 11/30/23	ILS	10,550	3,369,383
1.50%, 05/31/37	ILS	10,225	3,058,017
1.75%, 08/31/25	ILS	11,300	3,708,422
2.00%, 03/31/27	ILS	11,300	3,785,055
2.25%, 09/28/28	ILS	12,800	4,368,824
3.75%, 03/31/24	ILS	11,625	3,943,556
3.75%, 03/31/47	ILS	14,500	5,901,211
4.25%, 03/31/23	ILS	15,875	5,251,288
5.50%, 01/31/42	ILS	11,575	5,778,639
6.25%, 10/30/26	ILS	10,600	4,272,734
			58,500,892
Italy — 7.5%
Italy Buoni Poliennali Del Tesoro
0.00%, 11/29/22(a)(c)	EUR	740	883,153
0.00%, 01/15/24(a)(c)	EUR	993	1,187,299
0.05%, 01/15/23(b)	EUR	949	1,134,284
0.25%, 03/15/28(b)	EUR	1,000	1,189,251
0.30%, 08/15/23(b)	EUR	310	372,985
0.35%, 02/01/25(a)	EUR	959	1,160,161
0.50%, 02/01/26(a)	EUR	1,010	1,229,455
0.50%, 07/15/28(b)	EUR	309	372,339
0.60%, 06/15/23(a)	EUR	800	967,562
0.60%, 08/01/31(b)	EUR	522	617,711
0.65%, 10/15/23(a)	EUR	776	941,683
0.85%, 01/15/27(b)	EUR	1,635	2,023,208
0.90%, 08/01/22(a)	EUR	1,110	1,334,947
0.90%, 04/01/31(a)	EUR	1,545	1,889,882
0.95%, 03/01/23(a)	EUR	585	709,348
0.95%, 03/15/23(a)	EUR	655	794,515
0.95%, 09/15/27(b)	EUR	70	87,131
0.95%, 09/15/27	EUR	600	746,839
0.95%, 08/01/30(a)	EUR	680	838,415
0.95%, 03/01/37(b)	EUR	640	742,687
1.25%, 12/01/26(a)	EUR	767	969,330
1.35%, 04/01/30(a)	EUR	967	1,235,556
1.45%, 09/15/22(a)	EUR	700	848,435
1.45%, 11/15/24(a)	EUR	710	888,990
1.45%, 05/15/25(a)	EUR	872	1,098,119
1.45%, 03/01/36(b)	EUR	719	903,440
1.50%, 06/01/25(a)	EUR	735	927,939
1.50%, 04/30/45(b)	EUR	374	448,515
1.60%, 06/01/26(a)	EUR	748	957,466
1.65%, 12/01/30(b)	EUR	1,110	1,450,135
1.65%, 03/01/32(b)	EUR	1,840	2,398,895
1.70%, 09/01/51(b)	EUR	362	436,594
1.75%, 07/01/24(a)	EUR	697	875,433
1.80%, 03/01/41(b)	EUR	600	768,611
1.85%, 05/15/24(a)	EUR	910	1,144,224
1.85%, 07/01/25(b)	EUR	750	959,305
2.00%, 12/01/25(a)	EUR	894	1,157,766
2.00%, 02/01/28(a)	EUR	1,216	1,612,144
2.05%, 08/01/27(a)	EUR	886	1,172,409
2.10%, 07/15/26(a)	EUR	675	884,962
2.15%, 03/01/72(b)	EUR	216	262,521
2.20%, 06/01/27(a)	EUR	1,560	2,078,500
2.25%, 09/01/36(b)	EUR	735	1,019,069
2.45%, 10/01/23(a)	EUR	789	993,559
2.45%, 09/01/33(b)	EUR	840	1,182,367

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.45%, 09/01/50(b)	EUR	1,050	$1,486,840
2.50%, 12/01/24(a)	EUR	1,635	2,116,751
2.50%, 11/15/25(a)	EUR	750	989,893
2.70%, 03/01/47(b)	EUR	646	953,697
2.80%, 12/01/28(a)	EUR	835	1,171,843
2.80%, 03/01/67(b)	EUR	472	688,717
2.95%, 09/01/38(b)	EUR	743	1,121,622
3.00%, 08/01/29(a)	EUR	902	1,292,407
3.10%, 03/01/40(b)	EUR	576	889,165
3.25%, 09/01/46(b)	EUR	885	1,428,505
3.35%, 03/01/35(b)	EUR	588	910,012
3.45%, 03/01/48(b)	EUR	561	939,114
3.50%, 03/01/30(b)	EUR	1,074	1,604,732
3.75%, 09/01/24(a)	EUR	946	1,261,512
3.85%, 09/01/49(b)	EUR	682	1,222,667
4.00%, 02/01/37(b)	EUR	1,148	1,923,073
4.50%, 05/01/23(a)	EUR	897	1,156,373
4.50%, 03/01/24(a)	EUR	1,157	1,543,517
4.50%, 03/01/26(b)	EUR	850	1,220,915
4.75%, 08/01/23(b)	EUR	1,380	1,807,078
4.75%, 09/01/28(b)	EUR	1,125	1,753,867
4.75%, 09/01/44(b)	EUR	891	1,745,117
5.00%, 03/01/25(b)	EUR	1,031	1,452,218
5.00%, 08/01/34(b)	EUR	1,156	2,061,688
5.00%, 08/01/39(b)	EUR	1,014	1,938,476
5.00%, 09/01/40(b)	EUR	1,107	2,141,150
5.25%, 11/01/29(a)	EUR	1,319	2,187,238
5.50%, 09/01/22(a)	EUR	938	1,184,783
5.50%, 11/01/22(a)	EUR	867	1,104,915
5.75%, 02/01/33(a)	EUR	1,042	1,917,815
6.00%, 05/01/31(a)	EUR	1,395	2,510,673
6.50%, 11/01/27(a)	EUR	1,538	2,542,922
7.25%, 11/01/26(a)	EUR	543	888,812
9.00%, 11/01/23(a)	EUR	622	893,896
			95,949,142
Japan — 15.7%
Japan Government Five Year Bond
0.00%, 03/20/26(c)	JPY	80,950	742,463
0.10%, 09/20/22	JPY	83,200	760,377
0.10%, 12/20/22	JPY	68,000	621,803
0.10%, 03/20/23	JPY	203,200	1,859,390
0.10%, 06/20/23	JPY	9,000	82,386
0.10%, 09/20/23	JPY	84,000	769,380
0.10%, 12/20/23	JPY	208,550	1,911,824
0.10%, 03/20/24	JPY	77,350	709,557
0.10%, 06/20/24	JPY	23,700	217,557
0.10%, 09/20/24	JPY	22,950	210,745
0.10%, 12/20/24	JPY	80,000	735,310
0.10%, 03/20/25	JPY	220,000	2,023,346
0.10%, 06/20/25	JPY	104,950	965,840
0.10%, 09/20/25	JPY	153,000	1,408,233
0.10%, 12/20/25	JPY	248,050	2,284,104
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	103,750	862,798
0.50%, 03/20/59	JPY	126,050	1,072,192
0.50%, 03/20/60	JPY	163,500	1,383,069
0.80%, 03/20/58	JPY	98,150	925,404
0.90%, 03/20/57	JPY	107,700	1,048,373
1.40%, 03/20/55	JPY	54,400	603,912
1.70%, 03/20/54	JPY	125,050	1,484,368

Security		Par (000)	Value

Japan (continued)
1.90%, 03/20/53	JPY	69,050	$851,297
2.00%, 03/20/52	JPY	129,200	1,620,097
2.20%, 03/20/49	JPY	59,100	761,240
2.20%, 03/20/50	JPY	56,150	726,370
2.20%, 03/20/51	JPY	125,900	1,632,976
2.40%, 03/20/48	JPY	36,900	489,490
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	42,600	392,442
0.10%, 06/20/26	JPY	45,000	414,728
0.10%, 09/20/26	JPY	80,000	737,673
0.10%, 03/20/27	JPY	109,550	1,011,339
0.10%, 06/20/27	JPY	55,050	508,509
0.10%, 09/20/27	JPY	56,250	520,173
0.10%, 12/20/27	JPY	56,000	518,076
0.10%, 03/20/28	JPY	55,150	510,408
0.10%, 06/20/28	JPY	72,900	674,942
0.10%, 03/20/29	JPY	164,750	1,525,077
0.10%, 06/20/29	JPY	8,350	77,281
0.10%, 09/20/29	JPY	178,600	1,652,243
0.10%, 12/20/29	JPY	126,000	1,165,843
0.10%, 03/20/30	JPY	212,850	1,966,318
0.10%, 06/20/30	JPY	115,050	1,062,009
0.10%, 09/20/30	JPY	150,000	1,383,574
0.10%, 12/20/30	JPY	323,000	2,977,118
0.10%, 03/20/31	JPY	121,900	1,121,584
0.30%, 12/20/24	JPY	48,550	449,251
0.30%, 12/20/25	JPY	51,550	478,829
0.40%, 03/20/25	JPY	48,200	448,108
0.40%, 06/20/25	JPY	112,650	1,048,727
0.40%, 09/20/25	JPY	47,950	446,789
0.50%, 09/20/24	JPY	81,900	761,471
0.50%, 12/20/24	JPY	43,850	408,478
0.60%, 03/20/23	JPY	265,100	2,445,140
0.60%, 09/20/23	JPY	30,250	280,019
0.60%, 12/20/23	JPY	207,000	1,919,729
0.60%, 03/20/24	JPY	79,700	740,508
0.60%, 06/20/24	JPY	83,050	773,322
0.70%, 12/20/22	JPY	94,050	867,141
0.80%, 09/20/22	JPY	55,450	510,784
0.80%, 12/20/22	JPY	121,850	1,124,990
0.80%, 06/20/23	JPY	50,100	464,644
0.80%, 09/20/23	JPY	101,800	946,316
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	58,200	504,672
0.40%, 09/20/49	JPY	104,500	904,260
0.40%, 12/20/49	JPY	136,500	1,178,960
0.40%, 03/20/50	JPY	130,000	1,122,002
0.50%, 09/20/46	JPY	65,000	590,217
0.50%, 03/20/49	JPY	105,050	938,445
0.60%, 12/20/46	JPY	92,350	857,200
0.60%, 06/20/50	JPY	104,100	945,521
0.60%, 09/20/50	JPY	125,000	1,134,998
0.70%, 06/20/48	JPY	80,000	754,759
0.70%, 12/20/48	JPY	101,450	954,872
0.70%, 12/20/50	JPY	134,050	1,245,631
0.70%, 06/20/51	JPY	20,600	190,882
0.80%, 03/20/46	JPY	50,450	491,191
0.80%, 03/20/47	JPY	58,650	569,162
0.80%, 06/20/47	JPY	70,900	688,222
0.80%, 09/20/47	JPY	59,550	576,208

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.80%, 12/20/47	JPY	80,000	$774,258
0.80%, 03/20/48	JPY	109,000	1,053,864
0.90%, 09/20/48	JPY	92,350	912,077
1.10%, 03/20/33	JPY	29,000	295,369
1.40%, 09/20/45	JPY	37,500	412,724
1.40%, 12/20/45	JPY	47,650	524,569
1.50%, 12/20/44	JPY	55,050	615,980
1.50%, 03/20/45	JPY	75,000	840,474
1.60%, 06/20/45	JPY	30,950	353,107
1.70%, 06/20/33	JPY	32,550	352,838
1.70%, 12/20/43	JPY	112,400	1,296,947
1.70%, 03/20/44	JPY	96,950	1,120,751
1.70%, 06/20/44	JPY	46,450	537,449
1.70%, 09/20/44	JPY	64,150	742,866
1.80%, 11/22/32	JPY	26,000	283,036
1.80%, 03/20/43	JPY	17,500	204,744
1.80%, 09/20/43	JPY	88,300	1,034,302
1.90%, 09/20/42	JPY	120,150	1,421,144
1.90%, 06/20/43	JPY	90,150	1,072,465
2.00%, 12/20/33	JPY	59,550	669,009
2.00%, 09/20/40	JPY	121,600	1,444,303
2.00%, 09/20/41	JPY	229,350	2,742,353
2.00%, 03/20/42	JPY	154,550	1,853,642
2.10%, 09/20/33	JPY	53,950	610,409
2.20%, 09/20/39	JPY	108,400	1,312,549
2.20%, 03/20/41	JPY	176,650	2,162,246
2.30%, 05/20/32	JPY	24,800	280,700
2.30%, 03/20/35	JPY	47,600	559,455
2.30%, 06/20/35	JPY	45,550	536,851
2.30%, 12/20/35	JPY	45,650	540,892
2.30%, 12/20/36	JPY	43,100	516,528
2.30%, 03/20/39	JPY	131,050	1,603,993
2.30%, 03/20/40	JPY	158,950	1,959,676
2.40%, 11/20/31	JPY	22,600	256,135
2.40%, 03/20/34	JPY	43,200	506,165
2.40%, 12/20/34	JPY	42,600	503,764
2.40%, 03/20/37	JPY	109,150	1,326,207
2.40%, 09/20/38	JPY	141,200	1,739,808
2.50%, 06/20/34	JPY	46,450	551,345
2.50%, 09/20/34	JPY	39,700	472,749
2.50%, 09/20/35	JPY	36,550	441,159
2.50%, 03/20/36	JPY	52,000	632,086
2.50%, 06/20/36	JPY	43,950	535,753
2.50%, 09/20/36	JPY	36,900	451,044
2.50%, 09/20/37	JPY	85,800	1,059,820
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	115,000	1,049,083
0.30%, 06/20/39	JPY	180,000	1,634,102
0.30%, 09/20/39	JPY	142,850	1,294,758
0.30%, 12/20/39	JPY	172,150	1,557,753
0.40%, 03/20/36	JPY	52,000	488,498
0.40%, 03/20/39	JPY	165,100	1,528,829
0.40%, 03/20/40	JPY	118,600	1,092,173
0.40%, 06/20/40	JPY	166,600	1,531,967
0.40%, 09/20/40	JPY	180,000	1,652,659
0.40%, 06/20/41	JPY	36,750	335,807
0.50%, 09/20/36	JPY	68,650	652,940
0.50%, 03/20/38	JPY	116,550	1,101,512
0.50%, 06/20/38	JPY	20,000	188,843
0.50%, 12/20/38	JPY	140,200	1,321,117

Security		Par (000)	Value

Japan (continued)
0.50%, 12/20/40	JPY	150,000	$1,399,804
0.50%, 03/20/41	JPY	64,450	600,603
0.60%, 12/20/36	JPY	100,000	964,058
0.60%, 06/20/37	JPY	90,550	872,005
0.60%, 09/20/37	JPY	140,000	1,347,359
0.60%, 12/20/37	JPY	89,350	859,391
0.70%, 03/20/37	JPY	48,500	473,987
0.70%, 09/20/38	JPY	48,850	476,112
0.80%, 06/20/23	JPY	51,950	481,801
1.00%, 03/20/23	JPY	64,500	598,758
1.00%, 12/20/35	JPY	110,000	1,118,660
1.20%, 12/20/34	JPY	100,150	1,040,353
1.20%, 03/20/35	JPY	119,250	1,239,937
1.20%, 09/20/35	JPY	78,850	821,368
1.30%, 06/20/35	JPY	97,300	1,024,708
1.40%, 12/20/22	JPY	27,000	251,327
1.40%, 09/20/34	JPY	120,000	1,273,550
1.50%, 06/20/32	JPY	50,900	536,630
1.50%, 03/20/33	JPY	59,400	629,947
1.50%, 03/20/34	JPY	98,350	1,050,513
1.50%, 06/20/34	JPY	126,000	1,349,850
1.60%, 06/20/30	JPY	73,200	764,929
1.60%, 03/20/32	JPY	46,700	495,802
1.60%, 06/20/32	JPY	50,100	533,137
1.60%, 03/20/33	JPY	89,100	954,285
1.60%, 12/20/33	JPY	107,850	1,163,528
1.70%, 12/20/22	JPY	36,000	336,468
1.70%, 09/20/31	JPY	50,400	537,239
1.70%, 12/20/31	JPY	66,600	711,744
1.70%, 03/20/32	JPY	45,450	486,918
1.70%, 06/20/32	JPY	99,550	1,069,175
1.70%, 12/20/32	JPY	102,050	1,101,262
1.70%, 06/20/33	JPY	28,100	304,601
1.70%, 09/20/33	JPY	92,600	1,007,184
1.80%, 06/20/23	JPY	43,000	406,192
1.80%, 06/20/30	JPY	18,100	192,086
1.80%, 09/20/30	JPY	48,850	519,919
1.80%, 06/20/31	JPY	97,800	1,048,623
1.80%, 09/20/31	JPY	88,950	956,359
1.80%, 12/20/31	JPY	80,100	863,573
1.80%, 03/20/32	JPY	101,700	1,099,348
1.80%, 12/20/32	JPY	55,950	609,537
1.90%, 09/20/22	JPY	25,900	241,530
1.90%, 09/20/23	JPY	33,000	313,844
1.90%, 12/20/23	JPY	35,000	334,508
1.90%, 03/20/24	JPY	24,250	232,895
1.90%, 03/20/25	JPY	31,500	308,456
1.90%, 06/20/25	JPY	40,200	395,551
1.90%, 12/20/28	JPY	63,050	660,771
1.90%, 03/20/29	JPY	60,350	634,801
1.90%, 09/20/30	JPY	66,200	710,106
1.90%, 03/20/31	JPY	55,950	603,172
1.90%, 06/20/31	JPY	110,000	1,189,330
2.00%, 12/20/24	JPY	53,100	519,156
2.00%, 03/20/25	JPY	50	491
2.00%, 09/20/25	JPY	32,650	324,024
2.00%, 12/20/25	JPY	56,050	558,921
2.00%, 03/20/27	JPY	38,350	391,698
2.00%, 06/20/30	JPY	51,700	557,067
2.00%, 12/20/30	JPY	110,550	1,198,924

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.00%, 03/20/31	JPY	57,550	$625,472
2.10%, 03/20/24	JPY	7,300	70,460
2.10%, 09/20/24	JPY	70,600	688,817
2.10%, 03/20/25	JPY	29,900	294,775
2.10%, 09/20/25	JPY	28,850	287,403
2.10%, 12/20/25	JPY	30,000	300,361
2.10%, 03/20/26	JPY	44,600	448,736
2.10%, 12/20/26	JPY	93,350	953,522
2.10%, 03/20/27	JPY	58,400	599,502
2.10%, 06/20/27	JPY	37,500	386,913
2.10%, 09/20/27	JPY	31,300	324,741
2.10%, 12/20/27	JPY	60,000	625,497
2.10%, 09/20/28	JPY	66,750	705,145
2.10%, 12/20/28	JPY	35,000	371,554
2.10%, 03/20/29	JPY	70,500	751,449
2.10%, 06/20/29	JPY	75,700	810,202
2.10%, 09/20/29	JPY	88,500	950,836
2.10%, 12/20/29	JPY	87,950	949,095
2.10%, 03/20/30	JPY	100,200	1,084,056
2.10%, 12/20/30	JPY	80,000	874,462
2.20%, 03/20/24	JPY	38,950	376,885
2.20%, 03/20/26	JPY	42,700	431,433
2.20%, 06/20/26	JPY	17,050	173,169
2.20%, 09/20/26	JPY	66,000	673,867
2.20%, 09/20/27	JPY	49,750	518,968
2.20%, 03/20/28	JPY	81,400	857,547
2.20%, 09/20/28	JPY	55,600	591,001
2.20%, 06/20/29	JPY	39,450	425,080
2.20%, 12/20/29	JPY	82,800	899,890
2.20%, 03/20/30	JPY	64,000	697,469
2.20%, 03/20/31	JPY	70,600	779,692
2.30%, 03/20/26	JPY	36,000	365,267
2.30%, 06/20/26	JPY	49,300	502,922
2.30%, 09/20/26	JPY	26,900	275,917
2.30%, 06/20/27	JPY	40,000	417,027
2.30%, 06/20/28	JPY	57,950	617,211
2.40%, 06/20/24	JPY	55,800	545,920
2.40%, 03/20/28	JPY	36,500	388,978
2.40%, 06/20/28	JPY	53,000	567,842
Japan Government Two Year Bond
0.00%, 05/01/23(c)	JPY	50,000	456,889
0.10%, 08/01/22	JPY	65,000	593,861
0.10%, 11/01/22	JPY	509,450	4,657,703
0.10%, 01/01/23	JPY	130,000	1,188,990
0.10%, 03/01/23	JPY	15,000	137,242
			201,283,975
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/24(b)(c)	EUR	671	811,813
0.00%, 01/15/27(b)(c)	EUR	2,221	2,729,771
0.00%, 07/15/30(b)(c)	EUR	3,839	4,721,599
0.00%, 07/15/31(b)(c)	EUR	400	490,158
0.00%, 01/15/38(b)(c)	EUR	1,011	1,208,893
0.00%, 01/15/52(b)(c)	EUR	1,102	1,264,239
0.25%, 07/15/25(b)	EUR	2,782	3,433,182
0.25%, 07/15/29(b)	EUR	2,014	2,529,586
0.50%, 07/15/26(b)	EUR	2,842	3,577,983
0.50%, 01/15/40(b)	EUR	2,011	2,629,589
0.75%, 07/15/27(b)	EUR	2,115	2,720,921
0.75%, 07/15/28(b)	EUR	1,290	1,672,882

Security		Par (000)	Value

Netherlands (continued)
1.75%, 07/15/23(b)	EUR	2,935	$3,656,421
2.00%, 07/15/24(b)	EUR	2,767	3,556,214
2.50%, 01/15/33(b)	EUR	2,202	3,459,943
2.75%, 01/15/47(b)	EUR	2,689	5,416,642
3.75%, 01/15/23(b)	EUR	1,910	2,415,912
3.75%, 01/15/42(b)	EUR	2,316	4,898,549
4.00%, 01/15/37(b)	EUR	2,250	4,402,828
5.50%, 01/15/28(b)	EUR	1,566	2,605,006
7.50%, 01/15/23(b)	EUR	434	577,333
			58,779,464
Norway — 3.1%
Norway Government Bond
1.25%, 09/17/31(b)	NOK	28,624	3,255,971
1.38%, 08/19/30	NOK	32,494	3,742,635
1.50%, 02/19/26(b)	NOK	34,644	4,017,837
1.75%, 03/13/25(b)	NOK	47,906	5,593,258
1.75%, 02/17/27(b)	NOK	23,659	2,784,530
1.75%, 09/06/29(b)	NOK	30,895	3,662,394
2.00%, 05/24/23(b)	NOK	56,177	6,523,329
2.00%, 04/26/28(b)	NOK	36,023	4,322,475
3.00%, 03/14/24(b)	NOK	50,494	6,046,878
			39,949,307
Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD	3,610	2,644,802
1.63%, 07/01/31	SGD	740	562,224
1.75%, 02/01/23	SGD	6,280	4,730,150
1.88%, 03/01/50	SGD	4,346	3,352,285
2.00%, 02/01/24	SGD	3,253	2,493,282
2.13%, 06/01/26	SGD	4,371	3,435,991
2.25%, 08/01/36	SGD	4,475	3,594,928
2.38%, 06/01/25	SGD	2,950	2,322,400
2.38%, 07/01/39	SGD	2,406	1,971,945
2.63%, 05/01/28	SGD	3,590	2,917,705
2.75%, 07/01/23	SGD	4,400	3,393,191
2.75%, 04/01/42	SGD	2,664	2,308,741
2.75%, 03/01/46	SGD	3,954	3,499,901
2.88%, 07/01/29	SGD	3,367	2,799,136
2.88%, 09/01/30	SGD	5,830	4,887,226
3.00%, 09/01/24	SGD	4,060	3,225,797
3.13%, 09/01/22	SGD	5,047	3,835,862
3.38%, 09/01/33	SGD	3,900	3,475,215
3.50%, 03/01/27	SGD	4,050	3,406,519
			58,857,300
Spain — 4.6%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	1,387	1,662,028
0.00%, 01/31/25(c)	EUR	943	1,137,918
0.00%, 01/31/26(c)	EUR	800	965,768
0.10%, 04/30/31(b)	EUR	1,226	1,439,958
0.25%, 07/30/24(b)	EUR	750	910,159
0.35%, 07/30/23	EUR	1,223	1,477,623
0.45%, 10/31/22	EUR	228	274,121
0.50%, 04/30/30(b)	EUR	1,010	1,242,634
0.60%, 10/31/29(b)	EUR	914	1,136,286
0.80%, 07/30/27(b)	EUR	920	1,159,592
0.85%, 07/30/37(b)	EUR	268	323,691
1.00%, 10/31/50(b)	EUR	730	828,934
1.20%, 10/31/40(b)	EUR	789	989,422

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.25%, 10/31/30(b)	EUR	1,120	$1,465,299
1.30%, 10/31/26(b)	EUR	1,085	1,400,357
1.40%, 04/30/28(b)	EUR	1,288	1,688,302
1.40%, 07/30/28(b)	EUR	1,001	1,315,168
1.45%, 10/31/27(b)	EUR	617	808,760
1.45%, 04/30/29(b)	EUR	1,653	2,187,704
1.45%, 10/31/71(b)	EUR	240	269,075
1.50%, 04/30/27(b)	EUR	894	1,171,128
1.60%, 04/30/25(b)	EUR	924	1,182,642
1.85%, 07/30/35(b)	EUR	1,094	1,524,631
1.95%, 04/30/26(b)	EUR	915	1,207,137
1.95%, 07/30/30(b)	EUR	1,005	1,391,013
2.15%, 10/31/25(b)	EUR	1,795	2,367,716
2.35%, 07/30/33(b)	EUR	944	1,376,728
2.70%, 10/31/48(b)	EUR	716	1,169,213
2.75%, 10/31/24(b)	EUR	1,224	1,607,853
2.90%, 10/31/46(b)	EUR	816	1,368,549
3.45%, 07/30/66(b)	EUR	760	1,466,379
3.80%, 04/30/24(b)	EUR	988	1,312,703
4.20%, 01/31/37(b)	EUR	1,052	1,914,756
4.40%, 10/31/23(b)	EUR	943	1,244,625
4.65%, 07/30/25(b)	EUR	1,263	1,808,772
4.70%, 07/30/41(b)	EUR	927	1,880,957
4.80%, 01/31/24(b)	EUR	707	951,741
4.90%, 07/30/40(b)	EUR	836	1,718,674
5.15%, 10/31/28(b)	EUR	900	1,476,471
5.15%, 10/31/44(b)	EUR	700	1,558,597
5.40%, 01/31/23(b)	EUR	869	1,123,689
5.75%, 07/30/32	EUR	1,101	2,083,023
5.90%, 07/30/26(b)	EUR	1,254	1,959,187
6.00%, 01/31/29	EUR	1,161	2,009,992
			59,558,975
Sweden — 3.8%
Sweden Government Bond
0.13%, 05/12/31(b)	SEK	47,930	5,578,118
0.75%, 05/12/28	SEK	50,605	6,205,232
0.75%, 11/12/29(b)	SEK	41,495	5,108,738
1.00%, 11/12/26(a)	SEK	50,530	6,239,238
1.50%, 11/13/23(b)	SEK	72,195	8,735,290
2.25%, 06/01/32(a)	SEK	21,280	3,023,483
2.50%, 05/12/25	SEK	63,110	8,106,120
3.50%, 03/30/39	SEK	32,280	5,675,624
			48,671,843
United Kingdom — 5.0%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	1,200	1,669,502
0.13%, 01/31/24(a)	GBP	1,000	1,388,889
0.13%, 01/30/26(a)	GBP	1,500	2,071,866
0.13%, 01/31/28(a)	GBP	610	832,130
0.25%, 07/31/31(a)	GBP	610	814,578
0.38%, 10/22/30(a)	GBP	910	1,240,235
0.50%, 10/22/61(a)	GBP	436	526,831
0.63%, 06/07/25(a)	GBP	600	847,928
0.63%, 07/31/35(a)	GBP	850	1,143,220
0.63%, 10/22/50(a)	GBP	1,087	1,369,055
0.75%, 07/22/23(a)	GBP	500	704,591
0.88%, 10/22/29(a)	GBP	557	796,606
0.88%, 01/31/46(a)	GBP	438	590,069
1.00%, 04/22/24(a)	GBP	665	946,627

Security		Par/ Shares (000)	Value

United Kingdom (continued)
1.25%, 07/22/27(a)	GBP	1,258	$1,841,473
1.25%, 10/22/41(a)	GBP	900	1,311,174
1.50%, 07/22/26(a)	GBP	314	463,001
1.50%, 07/22/47(a)	GBP	895	1,385,375
1.63%, 10/22/28(a)	GBP	441	665,585
1.63%, 10/22/54(a)	GBP	765	1,259,114
1.63%, 10/22/71(a)	GBP	357	663,410
1.75%, 09/07/22(a)	GBP	1,166	1,651,211
1.75%, 09/07/37(a)	GBP	1,306	2,043,893
1.75%, 01/22/49(a)	GBP	505	828,652
1.75%, 07/22/57(a)	GBP	846	1,468,750
2.00%, 09/07/25(a)	GBP	498	743,029
2.25%, 09/07/23(a)	GBP	938	1,363,536
2.50%, 07/22/65(a)	GBP	691	1,527,785
2.75%, 09/07/24(a)	GBP	810	1,216,536
3.25%, 01/22/44(a)	GBP	883	1,786,258
3.50%, 01/22/45(a)	GBP	1,018	2,157,482
3.50%, 07/22/68(a)	GBP	697	1,954,616
3.75%, 07/22/52(a)	GBP	564	1,364,194
4.00%, 01/22/60(a)	GBP	627	1,746,576
4.25%, 12/07/27(a)	GBP	534	923,015
4.25%, 06/07/32(a)	GBP	900	1,718,822
4.25%, 03/07/36(a)	GBP	785	1,604,101
4.25%, 09/07/39(a)	GBP	628	1,357,915
4.25%, 12/07/40(a)	GBP	959	2,111,889
4.25%, 12/07/46(a)	GBP	703	1,688,355
4.25%, 12/07/49(a)	GBP	511	1,283,992
4.25%, 12/07/55(a)	GBP	708	1,937,036
4.50%, 09/07/34(a)	GBP	592	1,202,929
4.50%, 12/07/42(a)	GBP	758	1,771,990
4.75%, 12/07/30(a)	GBP	906	1,738,585
4.75%, 12/07/38(a)	GBP	760	1,712,637
5.00%, 03/07/25(a)	GBP	981	1,598,771
6.00%, 12/07/28(a)	GBP	515	1,002,835
			64,036,649
Total Foreign Government Obligations — 99.3%
(Cost: $1,237,804,303)			1,273,136,286

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e).		500	500,000

Total Short-Term Investments — 0.0%
(Cost: $500,000)			500,000

Total Investments in Securities — 99.3%
(Cost: $1,238,304,303)			1,273,636,286

Other Assets, Less Liabilities — 0.7%			9,238,708

Net Assets — 100.0%			$1,282,874,994

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond. (d) Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$540,000	$—	$(40,000	)(a)	$—	$—	$500,000	500	$175	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations.	$—	$1,273,136,286	$—	$1,273,136,286
Money Market Funds	500,000	—	—	500,000
	$500,000	$1,273,136,286	$—	$1,273,636,286

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen

NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar